Assets and liabilities included in disposal group classified as held for sale	6 Months Ended
Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities included in disposal group classified as held for sale	Assets and liabilities included in disposal group classified as held for sale
The assets and liabilities classified as held for sale as at 30 June 2026 were £nil.
Comparative balances have been accounted for in line with the requirements of IFRS 5 and relate to the sale of the AA portfolio within USCB. On 24 April 2026, Barclays exited its AA co-branded credit card partnership, generating a gain on sale of c.£225m.

	As at 30.06.26	As at 31.12.25
Assets included in disposal groups classified as held for sale	£m	£m
Loans and advances to customers	—	5,801
Intangible assets	—	11
Other assets	—	120
Total assets classified as held for sale	—	5,932

Net assets classified as held for sale	—	5,932